Post-employee benefit plans - Service cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
DC pension	$ (102)	$ (100)
Plan amendment gain on OPEBs and DB pension	16	27
Less: Capitalized benefit plans cost	58	59
Total post-employment benefit plans service cost included in operating costs	(242)	(224)
Other costs recognized in severance, acquisition and other costs	(10)	5
Total post-employment benefit plans service cost	(252)	(219)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(208)	(203)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (6)	$ (7)